LOANS AND BORROWINGS - Total loans and borrowings (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Loans and borrowings
Short-term borrowings	¥ 734,208	¥ 397,213
Current portion of long-term borrowings	947,579	740,524
Sub-total	1,681,787	1,137,737
Long-term borrowings, excluding current portion	9,337,882	8,028,473
Total loans and borrowings	¥ 11,019,669	¥ 9,166,210